Fair Value Measurements (Table)	12 Months Ended
Dec. 31, 2025
EBP 003 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The following tables set forth by level within the fair value hierarchy a summary of the Plan’s investments measured at fair value on a recurring basis on December 31, 2025 and 2024:

	2025
	Quoted Prices in	Significant	Significant
	Active Markets	Other	Unobservable
	for Identical	Observable	Inputs
	Assets (Level 1)	Inputs (Level 2)	(Level 3)	Total
Common stock	$586,426,951	$—	$—	$586,426,951
Mutual and money market funds	744,270,746	—	—	744,270,746
Personal directed brokerage accounts	264,242,785	—	—	264,242,785

Total assets in the fair value hierarchy	1,594,940,482	—	—	1,594,940,482

Investments measured at net asset value (a)	—	—	—	3,400,576,478
Investments at fair value	$1,594,940,482	$—	$—	$4,995,516,960

	2024
	Quoted Prices in	Significant	Significant
	Active Markets	Other	Unobservable
	for Identical	Observable	Inputs
	Assets (Level 1)	Inputs (Level 2)	(Level 3)	Total
Common stock	$427,136,729	$—	$—	$427,136,729
Mutual and money market funds	665,194,837	—	—	665,194,837
Personal directed brokerage accounts	210,158,263	—	—	210,158,263

Total assets in the fair value hierarchy	1,302,489,829	—	—	1,302,489,829

Investments measured at net asset value (a)	—	—	—	2,975,531,860
Investments at fair value	$1,302,489,829	$—	$—	$4,278,021,689

(a)
In accordance with Subtopic
820-10,
certain investments that were measured at NAV per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the Statements of Net Assets Available for Benefits.